Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Schedule of fair value of warrants

Assumptions used in calculating the fair value of the warrants using the Black-Scholes valuation model were:

Dividend yield	0%
Expected volatility	47.5% – 47.7%
Risk free interest rates	1.73% – 1.76%
Expected life (in years)	5.0

Assumptions used in calculating the fair value of the warrants using the Black-Scholes valuation model were:

Dividend yield	0%
Expected volatility	47.5% – 47.7%
Risk free interest rates	1.73% – 1.76%
Expected life (in years)	5.0

Schedule of principal payments with respect to notes payable maturities

Scheduled principal payments as of June 30, 2016 with respect to notes payable are summarized as follows:

Years ending December 31,
2018	$2,000,000
2019	3,725,000
2020	3,000,000
Total scheduled principal payments	8,725,000
Less unamortized discounts	(2,539,510)
Less unamortized deferred financing costs	(133,223)
$6,052,267

Scheduled principal payments with respect to notes payable is summarized as follows:

Years ending December 31,
2016	$4,289,444
2017	–
2018	–
2019	3,725,000
2020	3,000,000
Total scheduled principal payments	11,014,444
Less unamortized discounts at December 31, 2015	(2,901,596)
$8,112,848